Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events [Text Block]
Note 9	Subsequent Events

a)	On July 5, 2013, the Company;

i)

extinguished promissory notes totaling $549,000 along with accrued interest of $26,058, in exchange for 1,437,645 units of the Company. Accrued interest of $11,449 relating to these promissory notes was also forgiven;

	ii)	settled accounts payable in the amount of $1,108,506 in exchange for 2,771,265 units of the Company;

	iii)	issued 2,196,133 units of the Company at $0.40 per unit for gross proceeds of $878,453 (the “Private Placement”).

Each unit consisted of one share of the Company’s common stock and one common stock purchase warrant. Each Warrant entitles the holder thereof to purchase shares of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

In connection with the Private Placement, the Company’s financial advisor and placement agent received as compensation for its services a cash fee equal to ten percent ( 10%) on the gross proceeds received by the Company and warrants to purchase shares of the Company’s common stock equal to two percent ( 2%) of the aggregate number of shares of common stock issued in connection with the Private Placement.

b)

On July 5, 2013, the Company entered into a Purchase Agreement (the “LPC Purchase Agreement”), with Lincoln Park Capital Fund, LLC (‘the “Investor”). Pursuant to the terms of the LPC Purchase Agreement, the Company (a) agreed to issue and sell to the Investor up to $10,000,000 of shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) in tranches of equity, based upon a specified discount to the market price of the Common Stock, following notice by the Company of an election to sell shares. Pursuant to the LPC Purchase Agreement, the Investor initially purchased 250,000 shares of the Company’s common stock for $100,000.

In consideration for entering into the LPC Purchase Agreement, the Company issued 341,858 shares of common stock to the Investor as a commitment fee and shall issue up to 133,409 shares pro rata, when and if, the Investor purchases at the Company’s discretion the $10,000,000 aggregate commitment.

TheLPC Purchase Agreement may be terminated by the Company at any time at its discretion without any cost to the Company.

In connection with the LPC Purchase Agreement, the Company entered into a Registration Rights Agreement with the Investor pursuant to which the Company agreed to register for resale the shares of Common Stock that may be purchased by the Investor pursuant to the LPC Purchase Agreement.

c)	On July 5, 2013, pursuant to an employment agreement with its newly appointed President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company:

i.	granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023.

ii.	issued 4,000,000 shares of restricted common stock that vest as follows:

25% upon the Company starting a Phase Ib/IIb human study
25% upon the Company in-licensing additional assets in clinical or pre-clinical stage
25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding.
25% upon the Company obtaining a listing on a major stock exchange.

Note 11	Subsequent Events

Subsequent to September 30, 2012;

a)	the Company issued a promissory note having a principal balance of $150,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.

b)	the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.